Fair Value Measurement - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Fair Value Measurements [Line Items]
Amount transfer from level 1 to level 2	$ 0	$ 0
Amount transfer from level 2 to level 1	0	0
Impairment loss related to acquired intangible assets	$ 0	0	$ 0
Available-for-Sale Investments [Member]
Fair Value Measurements [Line Items]
Transfer to level 1 fair value measurements		$ 32,644,000